Trade Receivables and Trade Payables	12 Months Ended
Dec. 31, 2025
Trade Receivables and Trade Payables [Abstract]
TRADE RECEIVABLES AND TRADE PAYABLES
7	TRADE RECEIVABLES AND TRADE PAYABLES

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Trade receivables
Non-current
Project retention receivables	2,478,739	1,508,742	371,520

Current
Trade receivables	16,195,071	19,340,447	4,762,484
Project retention receivables	1,168,425	1,482,191	364,982
Accrued liquidated ascertained damages to sub-contractors	2,011,284	831,373	204,721
Less: Provision for expected credit loss	(580,425)	(2,242,989)	(552,324)
Total current trade receivables	18,794,355	19,411,022	4,779,863
Total trade receivables	21,273,094	20,919,764	5,151,383

Increase/(Decrease) in provision for expected credit loss	552,876	1,662,564	409,398
Increase in total trade receivables	5,371,214	(353,330)	(87,006)

Trade receivables are non-interest bearing and generally have 30 to 90 days (December 31, 2024: 30 to 90 days) payment terms. Other credit terms may be negotiated with customers on a case-by-case basis. Due to their comparatively short maturities, the carrying value of trade receivables approximate their fair value.

The aging of the Group’s net trade receivables is as follows:

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
As of December 31, 2025
Current	8,212,169	(121,786)	8,090,383	1,992,214

Past due
1 – 30 days	2,526,465	(155,409)	2,371,056	583,860
31 – 60 days	1,227,916	(835,839)	392,077	96,547
61 – 90 days	1,279,896	(70,690)	1,209,206	297,761
More than 90 days	6,094,001	(1,059,265)	5,034,736	1,239,778
	11,128,278	(2,121,203)	9,007,075	2,217,946
	19,340,447	(2,242,989)	17,097,458	4,210,160

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
As of December 31, 2024
Current	9,400,268	(6,577)	9,393,691	2,098,915

Past due
1 – 30 days	2,660,393	(4,058)	2,656,335	593,528
31 – 60 days	1,144,998	(4,373)	1,140,625	254,860
61 – 90 days	958,805	(3,522)	955,283	213,447
More than 90 days	2,030,607	(561,895)	1,468,712	328,167
	6,794,803	(573,848)	6,220,955	1,390,002
	16,195,071	(580,425)	15,614,646	3,488,917

The movements in the Group’s allowance for expected credit losses are as follows:

	ECL – not credit impaired	ECL – credit impaired	Total
	RM	RM	RM	Convenience Translation USD
Trade receivables
As of January 1, 2024	—	27,549	27,549	6,156
Charge for the year	95,976	484,449	580,425	129,689
Reversal during the year	—	(27,549)	(27,549)	(6,156)
As of December 31, 2024	95,976	484,449	580,425	129,689

As of January 1, 2025	95,976	484,449	580,425	142,926
Charge for the year	369,790	2,193,932	2,563,722	631,303
Reversal during the year	—	(901,158)	(901,158)	(221,905)
As of December 31, 2025	465,766	1,777,223	2,242,989	552,324

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Trade payables
Trade payables	25,204,848	15,213,238	3,746,180
Project retention payables	2,191,966	3,102,022	763,857
Total trade payables	27,396,814	18,315,260	4,510,037

Included in trade payables is related party balance amounting to Nil (December 31, 2024: RM 2,667).

Trade payables are non-interest bearing and generally on cash basis or credit terms of 7 days to 90 days (December 31, 2024: 7 to 90 days). Other credit terms may be negotiated with suppliers on a case-by-case basis.